Merger - Additional Information (Details)			3 Months Ended	12 Months Ended
	Feb. 10, 2021 USD ($) $ / shares shares	Oct. 20, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Mar. 26, 2021 $ / shares
Business Acquisition [Line Items]
Underwriter fees and other offering costs			$ 23,718,000
Stock issued during the period, value			$ 3,787,000		$ 5,011,000
Class A Common Stock [Member]
Business Acquisition [Line Items]
Stock issued during the period, shares | shares		47,655,000
Shares issued, price per share | $ / shares		$ 10.00	$ 11.50			$ 10.28
Stock issued during the period, value		$ 476,600,000
Stock conversion ratio	0.196
Common Stock, Voting Rights	one vote per share			one vote
Class B Common Stock [Member]
Business Acquisition [Line Items]
Common Stock, Voting Rights				ten votes
Exchange Rate	0.196
Conversion of Stock, Shares Issued | shares	1,000,000
Panacea [Member]
Business Acquisition [Line Items]
Underwriter fees and other offering costs			$ 2,500,000
Panacea [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock redemption price per share | $ / shares	$ 10.00
Stock redeemed during the period, shares | shares	3,350
Stock redeemed or called during period, value	$ 33,502
Private Placement [Member]
Business Acquisition [Line Items]
Shares issued, price per share | $ / shares		$ 10.00
Private Placement [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Stock issued during the period, shares | shares		2,500,000
Stock issued during the period, value		$ 25,000,000
Forward Purchase Warrants [Member]
Business Acquisition [Line Items]
Warrants issued during the period | shares		833,333